Expense Example, No Redemption - Class ACS - DWS Multi-Asset Conservative Allocation Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 684
3 Years	944
5 Years	1,223
10 Years	2,019
Class C
Expense Example, No Redemption:
1 Year	191
3 Years	635
5 Years	1,104
10 Years	2,404
Class S
Expense Example, No Redemption:
1 Year	90
3 Years	306
5 Years	541
10 Years	$ 1,214